Capital and reserves (Details 2) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at beginning	₩ (564,638)	₩ (653,670)	₩ (653,670)	₩ 1,542,167
Changes, net of taxes	168,497	62,972	89,032	(2,195,837)
Balance at ending	(396,141)	(590,698)	(564,638)	(653,670)
Remeasurements of defined benefit liability [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	125,654	73,533	73,533	201,386
Changes, net of taxes	153,732	26,061	52,121	(127,853)
Balance at ending	279,386	99,594	125,654	73,533
Employee Share Option [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	724,661	724,661	724,661	3,149,428
Changes, net of taxes				(2,424,767)
Balance at ending	724,661	724,661	724,661	724,661
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	(1,414,953)	(1,451,864)	(1,451,864)	(1,808,647)
Changes, net of taxes	14,765	36,911	36,911	356,783
Balance at ending	₩ (1,400,188)	₩ (1,414,953)	₩ (1,414,953)	₩ (1,451,864)